Inventories - Summary of detailed information about inventories (Detail) - USD ($) $ in Thousands	Nov. 30, 2020	Nov. 30, 2019
Classes of current inventories [abstract]
Raw materials	$ 2,290	$ 3,011
Work in progress	488	2,467
Finished goods	22,367	15,451
Total Inventories	$ 25,145	$ 20,929